Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

11. Income taxes

The following table summarizes the income taxes recognized in profit or loss for the years ended December 31, 2023, 2022 and 2021.

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Continuing operations
Current tax	€(5,928)	€(1,738)	€(884)
Deferred tax	(3,685)	1,166	(505)
Income taxes	€(9,613)	€(572)	€(1,389)

(*) The 2022 and 2021 comparatives have been restated to reflect the impact of classifying the Jyseleca® business as discontinued operations in 2023.

Current tax, consisting of corporate income taxes, and deferred tax income/cost (–) related to subsidiaries of our continuing operations working on a cost plus basis. The increase in 2023 as compared to 2022 was primarily due to the re-assessment of net deferred tax liabilities and corporate income tax payables as a result of a one-off intercompany transaction.

TAXES RECOGNIZED IN INCOME STATEMENT

For the purpose of the disclosure below corporation tax was calculated at 25% (2022 and 2021: 25%)—which is the tax rate applied in Belgium—on the estimated assessable profit for the year. The applied tax rate for other territorial jurisdictions was the tax rate that is applicable in these respective territorial jurisdictions on the estimated taxable result of the accounting year.

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)

Profit/loss (-) before tax	€5,625	€(70,849)	€(119,402)
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	1,406	(17,712)	(29,850)
Tax expenses in income statement (effective)	9,613	572	1,389
Difference in tax expense/income to explain	€8,207	€18,284	€31,239

Effect of tax rates in other jurisdictions	€(94)	€(337)	€(588)
Effect of non-taxable income	(6,752)	(5,828)	(2,320)
Effect of share based payment expenses without tax impact	9,157	15,501	13,033
Effect of expenses/income (-) not subject to tax	(5)	(146)	(907)
Effect of non tax-deductible expenses	1,549	2,975	3,688
Effect of recognition of previously non-recognized deferred tax assets	(81)	(1,677)	(1,411)
Effect of tax losses (utilized) reversed	(267)	—	—
Effect of under or over provision in prior periods	(722)	1,101	(828)
Effect of non-recognition of deferred tax assets	34,339	4,819	20,949
Effect of derecognition of previously recognized deferred tax assets	1,062	1,877	135
Effect of use of investment deduction	—	—	(512)
Effect of use of innovation income deduction	(29,979)	—	—
Total explanations	€8,207	€18,284	€31,239

(*) The 2022 and 2021 comparatives have been restated to reflect the impact of classifying the Jyseleca® business as discontinued operations in 2023.

Non-taxable income for the years ended December 31, 2023, 2022 and 2021 related to non-taxable grants and tax credits.